UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-8050

                             Asia Tigers Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 200 Park Avenue
                               New York, NY 10166
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Simpson Thatcher Bartlett
                              425 Lexington Avenue
                               New York, NY 10017
                     ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4711

                    Date of fiscal year end: October 31, 2003
                                             ----------------

                    Date of reporting period: April 30, 2003
                                              --------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

THE ASIA TIGERS FUND, INC.

                                                                    May 23, 2003


DEAR FUND SHAREHOLDER,


We are pleased to present you with the unaudited financial statements of The Asia Tigers Fund, Inc. (the "Fund") for the six-month period ended April 30, 2003.

The Fund's net asset value (NAV) closed at $7.25 on April 30, 2003, representing a decrease of (5.23%) during the six months ended on that date. The Fund outperformed its benchmark, the MSCI AC Asia Free ex-Japan Index, which fell (7.26%) during the same six-month period.

While investors had hoped for a return to economic prosperity during this period, several anomalous occurrences limited the region's capabilities. First, U.S.-led military action in Iraq interrupted normal market activity worldwide. Second, developments regarding North Korea's alleged nuclear weapons program rattled the Asian equity markets. Third, the sudden appearance of Severe Acute Respiratory Syndrome (SARS), a lethal infection, momentarily crippled several countries in which the Fund invests. Although positive market influences were also present during the period, we believe these formidable difficulties proved to be an inescapable hindrance for non-Japan Asian equities.

On behalf of the Board of Directors, we thank you for your participation and continued support of the Fund. If you have any questions, please do not hesitate to call our toll-free number, (800) 421-4777.


Sincerely,
/S/ BRYAN MCKIGNEY
Bryan McKigney
Chairman and President

THE ASIA TIGERS FUND, INC.

--------------------------------------------------------------------------------
CHANGE IN INVESTMENT POLICY
On April 30, 2002, the Board of Directors of the Fund approved a change to the Fund's investment policies in connection with new Rule 35d-1 under the Investment Company Act of 1940. Under normal conditions, the Fund will invest at least 80% of the value of its assets in equity securities of Asian Companies (as defined in the Fund's prospectus). Previously, the Fund's investment policies stated that the Fund would invest at least 65% of the value of its assets in such securities. The Board also adopted a policy to provide the stockholders of the Fund with 60 days' notice of any change to the investment policy adopted if such notice is required by Rule 35d-1.

FUNDAMENTAL PERIODIC REPURCHASE POLICY
The Fund has adopted the following fundamental policy regarding periodic repurchases:
     a) The Fund will make offers to repurchase its shares at quarterly intervals pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended from time to time ("Offers"). The Board of Directors may place such conditions and limitations on Offers as may be permitted under Rule 23c-3.
     b) 14 days prior to the last Friday of each of the Fund's fiscal quarters, or the next business day if such Friday is not a business day, will be the deadline (the "Repurchase Request Deadline") by which the Fund must receive repurchase requests submitted by stockholders in response to the most recent Offer.
     c) The date on which the repurchase price for shares is to be determined (the "Repurchase Pricing Date") shall occur no later than the last Friday of each of the Fund's fiscal quarters, or the next business day if such day is not a business day.
     d) Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3.
(For further details, see Notes E and F to the Financial Statements.)
--------------------------------------------------------------------------------

                                                      THE ASIA TIGERS FUND, INC.

                                                                  APRIL 30, 2003
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

COMMON STOCKS (99.30% of holdings)


NUMBER                                                     PERCENT OF
OF SHARES         SECURITY                                 HOLDINGS           COST             VALUE
--------------------------------------------------------------------------------------------------------
                  CHINA                                      3.35%
                  COAL                                       0.77%
 1,606,000        Yanzhou Coal Mining Company Limited ....               $     524,647     $     586,881
                                                                         -------------     -------------
                  ENERGY SOURCES                             2.58%
    29,999        China Petroleum and Chemical
                    Corporation ADR ......................                     570,837           596,680
    22,100        CNOOC Limited ADR ......................                     415,171           579,462
    34,156        PetroChina Company Limited ADR .........                     700,680           794,810
                                                                         -------------     -------------
                                                                             1,686,688         1,970,952
                                                                         -------------     -------------
                  TOTAL CHINA ............................                   2,211,335         2,557,833
                                                                         -------------     -------------
                  HONG KONG                                 24.13%
                  APPAREL/SHOES MANUFACTURING                0.63%
   234,600        Yue Yuen Industrial Holdings Limited ...                     247,496           481,290
                                                                         -------------     -------------
                  APPLIANCE & HOUSEHOLD DURABLES             0.39%
   513,000        VTech Holdings Limited .................                     426,952           295,998
                                                                         -------------     -------------
                  AUTOMOBILES                                0.41%
   955,000        Denway Motors Limited ..................                     335,923           315,312
                                                                         -------------     -------------
                  BANKING                                    3.17%
    82,400        Dah Sing Financial Group ...............                     386,373           376,129
   149,500        Hang Seng Bank Limited .................                   1,444,226         1,480,809
    51,700        HSBC Holdings PLC ......................                     589,185           565,125
                                                                         -------------     -------------
                                                                             2,419,784         2,422,063
                                                                         -------------     -------------
                  COMPUTERS                                  0.53%
 1,552,000        Digital China Holdings Limited .........                     551,850           407,948
                                                                         -------------     -------------
                  CONSUMER GOODS & SERVICES                  0.46%
   311,000        Li & Fung Limited ......................                     201,647           348,922
                                                                         -------------     -------------
                  ELECTRONIC COMPONENTS & INSTRUMENTS        1.32%
   579,000        Johnson Electric Holdings Limited ......                     550,717           623,616
 1,632,000        Ngai Lik Industrial Holding Limited ....                     415,167           380,847
                                                                         -------------     -------------
                                                                               965,884         1,004,463
                                                                         -------------     -------------
                  FINANCIAL SERVICES                         0.92%
   602,000        Hong Kong Exchanges & Clearing Limited .                     853,627           702,421
                                                                         -------------     -------------

THE ASIA TIGERS FUND, INC.

                                                                  APRIL 30, 2003
SCHEDULE OF INVESTMENTS (CONTINUED)                                  (UNAUDITED)

COMMON STOCKS (continued)


NUMBER                                                     PERCENT OF
OF SHARES         SECURITY                                 HOLDINGS           COST             VALUE
--------------------------------------------------------------------------------------------------------
                  HONG KONG (CONTINUED)
                  MULTI - INDUSTRY                           3.61%
   495,900        Hutchison Whampoa Limited ..............               $   2,578,228     $   2,759,582
                                                                         -------------     -------------
                  REAL ESTATE                                5.01%
   198,700        Cheung Kong Holdings Limited ...........                   1,609,098         1,098,081
   556,045        China Vanke Company Limited ............                     604,555           562,531
   264,000        Hang Lung Properties Limited ...........                     251,913           228,490
   696,000        Hopewell Holdings Limited ..............                     500,622           602,383
   284,300        Sun Hung Kai Properties Limited ........                   2,017,376         1,334,189
                                                                         -------------     -------------
                                                                             4,983,564         3,825,674
                                                                         -------------     -------------
                  RETAIL FOOD CHAINS                         0.57%
   706,000        Cafe De Coral Holdings Limited .........                     546,620           439,042
                                                                         -------------     -------------
                  RETAILING                                  0.71%
   277,000        Esprit Holdings Limited ................                     364,442           543,414
                                                                         -------------     -------------
                  TELECOMMUNICATIONS                         4.52%
   522,000        Asia Satellite Telecommunications
                    Holdings Limited .....................                   1,581,036           722,859
 1,109,500        China Mobile (Hong Kong) Limited .......                   3,734,361         2,226,389
 2,634,000        China Telecom Corporation Limited+ .....                     499,832           503,224
                                                                         -------------     -------------
                                                                             5,815,229         3,452,472
                                                                         -------------     -------------
                  TRANSPORTATION                             0.58%
   738,000        Travelsky Technology Limited ...........                     492,210           442,382
                                                                         -------------     -------------
                  UTILITIES - ELECTRIC & GAS                 1.30%
   242,280        CLP Holdings Limited ...................                   1,028,059           990,986
                                                                         -------------     -------------
                  TOTAL HONG KONG ........................                  21,811,515        18,431,969
                                                                         -------------     -------------
                  INDIA                                      6.61%
                  AUTOMOBILES                                0.36%
    26,893        Bajaj Auto Limited .....................                     269,521           274,355
                                                                         -------------     -------------

                                                      THE ASIA TIGERS FUND, INC.

                                                                  APRIL 30, 2003
SCHEDULE OF INVESTMENTS (CONTINUED)                                  (UNAUDITED)

COMMON STOCKS (continued)


NUMBER                                                     PERCENT OF
OF SHARES         SECURITY                                 HOLDINGS           COST               VALUE
--------------------------------------------------------------------------------------------------------
                  INDIA (CONTINUED)
                  BANKING                                    1.87%
   173,000        Canara Bank Limited+ ...................               $     313,354     $     323,930
    93,000        Corporation Bank .......................                     257,493           279,913
   139,680        State Bank of India ....................                     568,229           821,795
                                                                         -------------     -------------
                                                                             1,139,076         1,425,638
                                                                         -------------     -------------
                  BUSINESS & PUBLIC SERVICE                  0.01%
   103,749        Vans Information Limited+ ..............                     237,956             4,930
                                                                         -------------     -------------
                  ENERGY SOURCES                             1.91%
    85,700        Hindustan Petroleum Corporation Limited                      200,277           504,570
   163,883        Reliance Industries Limited ............                     499,328           951,556
                                                                         -------------     -------------
                                                                               699,605         1,456,126
                                                                         -------------     -------------
                  HEALTH & PERSONAL CARE                     0.57%
    97,316        Godrej Consumer Products Limited .......                     212,151           209,657
    74,270        Hindustan Lever Limited ................                     384,499           226,442
                                                                         -------------     -------------
                                                                               596,650           436,099
                                                                         -------------     -------------
                  PHARMACEUTICALS                            1.16%
    12,300        Dr. Reddy's Laboratories Limited ADR ...                     261,203           232,470
    46,089        Ranbaxy Laboratories Limited ...........                     354,000           657,093
                                                                         -------------     -------------
                                                                               615,203           889,563
                                                                         -------------     -------------
                  TECHNOLOGY                                 0.73%
     9,503        Infosys Technologies Limited ...........                     932,707           560,134
                                                                         -------------     -------------
                  TOTAL INDIA ............................                   4,490,718         5,046,845
                                                                         -------------     -------------
                  INDONESIA                                  1.25%
                  BANKING                                    0.57%
15,965,000        PT Bank Pan Indonesia+ .................                     400,831           432,556
                                                                         -------------     -------------
                  BEVERAGES & TOBACCO                        0.41%
   763,000        PT Hanjaya Mandala Sampoerna ...........                     357,991           314,490
                                                                         -------------     -------------
                  TELECOMMUNICATIONS                         0.27%
    22,500        PT Telekomunikasi Indonesia ADR ........                     145,542           208,800
                                                                         -------------     -------------
                  TOTAL INDONESIA ........................                     904,364           955,846
                                                                         -------------     -------------

THE ASIA TIGERS FUND, INC.

                                                                  APRIL 30, 2003
SCHEDULE OF INVESTMENTS (CONTINUED)                                  (UNAUDITED)

COMMON STOCKS (continued)


NUMBER                                                     PERCENT OF
OF SHARES         SECURITY                                 HOLDINGS           COST               VALUE
--------------------------------------------------------------------------------------------------------
                  KOREA                                     29.23%
                  APPLIANCE & HOUSEHOLD DURABLES            10.06%
    30,610        Samsung Electronics Company Limited ....               $   5,323,222     $   7,683,992
                                                                         -------------     -------------
                  AUTOMOBILES                                1.08%
    35,000        Hyundai Motor Company Limited ..........                     662,130           826,749
                                                                         -------------     -------------
                  BANKING                                    3.04%
    68,151        Kookmin Bank ...........................                   1,310,882         1,912,715
    41,200        Shinhan Financial Group Company Limited                      391,054           406,914
                                                                         -------------     -------------
                                                                             1,701,936         2,319,629
                                                                         -------------     -------------
                  BEVERAGES & TOBACCO                        0.51%
    17,860        Kook Soon Dang Brewery Company Limited .                     538,338           389,539
                                                                         -------------     -------------
                  CHEMICALS                                  0.97%
    22,190        LG Chemical Limited ....................                     718,748           736,014
                                                                         -------------     -------------
                  COMPUTERS                                  0.78%
     9,567        Samsung SDI Company Limited ............                     631,508           598,430
                                                                         -------------     -------------
                  CONSTRUCTION & HOUSING                     1.52%
     5,870        Kumgang Korea Chemical Company Limited .                     427,339           500,037
    45,650        LG Engineering & Construction Corporation                    465,539           661,267
                                                                         -------------     -------------
                                                                               892,878         1,161,304
                                                                         -------------     -------------
                  EDUCATION                                  0.52%
   122,900        Woongjin.com Company Limited ...........                     601,967           398,540
                                                                         -------------     -------------
                  FOOD & HOUSEHOLD PRODUCTS                  0.99%
    22,110        CJ Corporation .........................                   1,083,343           755,197
                                                                         -------------     -------------
                  GAMBLING                                   0.56%
     4,670        Kangwon Land Incorporated ..............                     713,582           426,642
                                                                         -------------     -------------
                  INSURANCE                                  1.03%
    15,890        Samsung Fire & Marine Insurance
                    Company Limited ......................                     834,384           784,691
                                                                         -------------     -------------

                                                      THE ASIA TIGERS FUND, INC.

                                                                  APRIL 30, 2003
SCHEDULE OF INVESTMENTS (CONTINUED)                                  (UNAUDITED)

COMMON STOCKS (continued)


NUMBER                                                     PERCENT OF
OF SHARES         SECURITY                                 HOLDINGS           COST              VALUE
--------------------------------------------------------------------------------------------------------
                  KOREA (CONTINUED)
                  METALS - STEEL                             2.53%
    13,360        POSCO ..................................               $   1,270,436     $   1,127,078
    39,050        POSCO ADR ..............................                   1,195,125           804,821
                                                                         -------------     -------------
                                                                             2,465,561         1,931,899
                                                                         -------------     -------------
                  TELECOMMUNICATIONS                         3.34%
    24,680        KT Corporation .........................                   1,486,459         1,013,606
    11,070        SK Telecom Company Limited .............                   1,768,214         1,539,778
                                                                         -------------     -------------
                                                                             3,254,673         2,553,384
                                                                         -------------     -------------
                  TRANSPORTATION - AIR                       0.00%
         5        Korean Air Company Limited .............                          48                48
                                                                         -------------     -------------
                  UTILITIES - ELECTRIC & GAS                 2.30%
   104,410        Korea Electric Power Corporation .......                   2,843,053         1,757,353
                                                                         -------------     -------------
                  TOTAL KOREA ............................                  22,265,371        22,323,411
                                                                         -------------     -------------
                  MALAYSIA                                   5.26%
                  AGRICULTURE                                0.38%
   220,000        IOI Corporation ........................                     288,410           292,369
                                                                         -------------     -------------
                  BANKING                                    1.42%
   487,000        Hong Leong Bank ........................                     707,875           525,447
   266,950        Malayan Banking ........................                     543,893           554,975
                                                                         -------------     -------------
                                                                             1,251,768         1,080,422
                                                                         -------------     -------------
                  CONSTRUCTION & HOUSING                     0.37%
   205,000        Gamuda .................................                     281,807           280,526
                                                                         -------------     -------------
                  LEISURE & TOURISM                          1.29%
   153,200        Genting ................................                     506,127           483,789
   228,500        Resorts World ..........................                     476,191           502,099
                                                                         -------------     -------------
                                                                               982,318           985,888
                                                                         -------------     -------------
                  MULTI - INDUSTRY                           1.06%
   326,000        Berjaya Sports Toto ....................                     598,207           269,379
   220,000        Tanjong PLC ............................                     569,715           541,316
                                                                         -------------     -------------
                                                                             1,167,922           810,695
                                                                         -------------     -------------

THE ASIA TIGERS FUND, INC.

                                                                  APRIL 30, 2003
SCHEDULE OF INVESTMENTS (CONTINUED)                                  (UNAUDITED)

COMMON STOCKS (continued)


NUMBER                                                     PERCENT OF
OF SHARES         SECURITY                                 HOLDINGS           COST               VALUE
--------------------------------------------------------------------------------------------------------
                  MALAYSIA (CONTINUED)
                  TELECOMMUNICATIONS                         0.74%
   410,000        Maxis Communications ...................               $     566,006     $     566,447
                                                                         -------------     -------------
                  TOTAL MALAYSIA .........................                   4,538,231         4,016,347
                                                                         -------------     -------------
                  PHILIPPINES                                0.00%
                  MEDIA                                      0.00%
     1,440        ABS-CBN Broadcasting Corporation+ ......                         740               329
                                                                         -------------     -------------
                  TOTAL PHILIPPINES ......................                         740               329
                                                                         -------------     -------------
                  SINGAPORE                                 10.12%
                  BANKING                                    4.30%
   192,100        DBS Group Holdings Limited .............                   1,293,555           941,248
   191,000        Oversea-Chinese Banking Corporation
                    Limited ..............................                   1,053,453         1,016,535
   226,456        United Overseas Bank Limited ...........                   1,317,828         1,326,400
                                                                         -------------     -------------
                                                                             3,664,836         3,284,183
                                                                         -------------     -------------
                  BROADCASTING & PUBLISHING                  0.97%
    79,500        Singapore Press Holdings Limited .......                     921,595           738,769
                                                                         -------------     -------------
                  ELECTRONIC COMPONENTS & INSTRUMENTS        0.86%
    78,600        Venture Corporation Limited ............                     545,788           655,151
                                                                         -------------     -------------
                  FOOD & HOUSEHOLD PRODUCTS                  1.16%
 1,149,000        People's Food Holdings Limited .........                     511,447           569,456
   476,000        Want Want Holdings Limited .............                     294,071           314,160
                                                                         -------------     -------------
                                                                               805,518           883,616
                                                                         -------------     -------------
                  MACHINERY & ENGINEERING                    0.49%
   419,000        Singapore Technologies Engineering
                    Limited ..............................                     450,019           377,565
                                                                         -------------     -------------
                  REAL ESTATE                                0.98%
   193,600        City Developments Limited ..............                     556,725           368,535
   614,000        Keppel Land Limited ....................                     544,495           376,923
                                                                         -------------     -------------
                                                                             1,101,220           745,458
                                                                         -------------     -------------
                  TELECOMMUNICATIONS                         0.80%
   753,000        Singapore Telecommunications Limited ...                     785,863           614,922
                                                                         -------------     -------------

                                                      THE ASIA TIGERS FUND, INC.

                                                                  APRIL 30, 2003
SCHEDULE OF INVESTMENTS (CONTINUED)                                  (UNAUDITED)

COMMON STOCKS (continued)


NUMBER                                                     PERCENT OF
OF SHARES         SECURITY                                 HOLDINGS           COST            VALUE
--------------------------------------------------------------------------------------------------------
                  SINGAPORE (CONTINUED)
                  TRANSPORTATION - AIR                       0.56%
    81,000        Singapore Airlines Limited .............               $     514,277     $     431,096
                                                                         -------------     -------------
                  TOTAL SINGAPORE                                            8,789,116         7,730,760
                                                                         -------------     -------------
                  TAIWAN                                    15.32%
                  BANKING                                    2.49%
   307,000        Chinatrust Financial Holding Company
                    Limited+ .............................                     255,062           239,541
   365,926        Fubon Financial Holding Company Limited                      275,532           249,829
 1,466,569        SinoPac Holdings+ ......................                     644,208           456,462
 2,115,045        Taishin Financial Holdings Company
                    Limited+ .............................                     716,980           958,627
                                                                         -------------     -------------
                                                                             1,891,782         1,904,459
                                                                         -------------     -------------
                  CHEMICALS                                  0.46%
   365,500        Formosa Chemicals & Fibre Corporation ..                     332,785           352,289
                                                                         -------------     -------------
                  DATA PROCESSING AND REPRODUCTION           0.99%
   701,380        Compal Electronics Incorporated ........                     645,652           756,509
                                                                         -------------     -------------
                  ELECTRICAL & ELECTRONICS                   6.63%
   395,000        Delta Electronics Incorporated .........                     509,220           436,245
   453,798        Hon Hai Precision Industry Company
                    Limited ..............................                   1,916,126         1,418,932
 2,339,906        Taiwan Semiconductor Manufacturing
                    Company Limited+ .....................                   5,678,826         3,208,477
                                                                         -------------     -------------
                                                                             8,104,172         5,063,654
                                                                         -------------     -------------
                  ELECTRONIC COMPONENTS & INSTRUMENTS        2.79%
   147,116        Ambit Microsystems Corporation .........                     535,844           419,909
   335,611        Asustek Computer Incorporated ..........                   1,286,009           654,663
 1,152,618        Elan Microelectronics Corporation ......                   1,134,111           734,025
   564,824        United Microelectronics Corporation+ ...                     510,795           324,053
                                                                         -------------     -------------
                                                                             3,466,759         2,132,650
                                                                         -------------     -------------
                  METALS - STEEL                             0.73%
 1,002,244        China Steel Corporation ................                     559,492           560,636
                                                                         -------------     -------------
                  TELECOMMUNICATIONS EQUIPMENT               0.60%
   228,000        Gemtek Technology Corporation ..........                     520,675           454,561
                                                                         -------------     -------------

THE ASIA TIGERS FUND, INC.

                                                                  APRIL 30, 2003
SCHEDULE OF INVESTMENTS (CONTINUED)                                  (UNAUDITED)

COMMON STOCKS (concluded)


NUMBER                                                     PERCENT OF
OF SHARES         SECURITY                                 HOLDINGS           COST             VALUE
--------------------------------------------------------------------------------------------------------
                  TAIWAN (CONTINUED)
                  TRANSPORTATION - AIR                       0.63%
 1,559,536        EVA Airways Corporation+ ...............               $     556,293     $     478,687
                                                                         -------------     -------------
                  TOTAL TAIWAN ...........................                  16,077,610        11,703,445
                                                                         -------------     -------------
                  THAILAND                                   4.03%
                  BUILDING MATERIALS & COMPONENTS            0.76%
   197,720        Siam Cement PLC ........................                     401,656           585,734
                                                                         -------------     -------------
                  CHEMICALS                                  0.67%
   439,500        National Petrochemical PLC .............                     463,707           512,596
                                                                         -------------     -------------
                  FOOD & HOUSEHOLD PRODUCTS                  0.01%
   124,940        Charoen Pokphand Foods PLC
                    Warrants - expiration date 07/21/05+ .                           0             5,887
                                                                         -------------     -------------
                  MEDIA                                      1.27%
    55,700        BEC World PLC ..........................                     278,130           267,651
    31,000        BEC World PLC - Foreign ................                     143,784           148,962
 1,518,900        United Broadcasting Corporation PLC+ ...                     461,933           552,714
                                                                         -------------     -------------
                                                                               883,847           969,327
                                                                         -------------     -------------
                  REAL ESTATE                                0.58%
 2,470,000        Land and Houses PLC ....................                     458,620           443,643
                                                                         -------------     -------------
                  TELECOMMUNICATIONS                         0.74%
   537,000        Advanced Information Service PLC .......                     489,329           563,681
                                                                         -------------     -------------
                  TOTAL THAILAND .........................                   2,697,159         3,080,868
                                                                         -------------     -------------

                  TOTAL COMMON STOCKS ....................               $  83,786,159     $  75,847,653
                                                                         -------------     -------------


                                                      THE ASIA TIGERS FUND, INC.

                                                                  APRIL 30, 2003
SCHEDULE OF INVESTMENTS (CONTINUED)                                  (UNAUDITED)

PREFERRED STOCK (0.46% of holdings)


NUMBER                                                     PERCENT OF
OF SHARES         SECURITY                                 HOLDINGS           COST            VALUE
--------------------------------------------------------------------------------------------------------
                  THAILAND                                   0.46%
                  BANKING                                    0.46%
   444,205        Siam Commercial Bank PLC - 5.25%
                    Preferred+ ...........................               $     151,803     $     352,297
                                                                         -------------     -------------
                  TOTAL THAILAND .........................                     151,803           352,297
                                                                         -------------     -------------


                  TOTAL PREFERRED STOCK ..................               $     151,803     $     352,297
                                                                         -------------     -------------



THE ASIA TIGERS FUND, INC.

                                                                  APRIL 30, 2003
SCHEDULE OF INVESTMENTS (CONCLUDED)                                  (UNAUDITED)

CONVERTIBLE BONDS (0.24% of holdings)


PRINCIPAL                                                  PERCENT OF
AMOUNT            SECURITY                                 HOLDINGS           COST             VALUE
--------------------------------------------------------------------------------------------------------
                  MALAYSIA                                   0.24%
                  MULTI - INDUSTRY                           0.24%
   247,100        Berjaya Sports Toto ICULS 8%, 08/04/12 .               $      65,028     $     184,675
                                                                         -------------     -------------
                  TOTAL MALAYSIA .........................                      65,028           184,675
                                                                         -------------     -------------

                  TOTAL CONVERTIBLE BONDS ................                      65,028           184,675
                                                                         -------------     -------------

                  TOTAL INVESTMENTS++ ....................   100.0%      $  84,002,990     $  76,384,625
                                                                         =============     =============



FOOTNOTES AND ABBREVIATIONS
         ADR - American Depository Receipts
         ICULS - Irredeemable Convertible Unsecured Loan Stock
         +    Non-Income producing security.
         ++   Aggregate cost for Federal Income Tax purposes is $84,760,077.
              The aggregate gross unrealized appreciation (depreciation)
              for all securities is as follows:
                  Excess of value over tax cost                    $  7,377,271
                  Excess  of tax cost  over  value                  (15,752,723)
                                                                   ------------
                                                                   $ (8,375,452)
                                                                   ============


See accompanying notes to financial statements.

                                                      THE ASIA TIGERS FUND, INC.

                                                                             APRIL 30, 2003
STATEMENT OF ASSETS AND LIABILITIES                                             (UNAUDITED)

ASSETS
Investments, at value (Cost $84,002,990) ................................     $  76,384,625
Cash (including $478,771 of foreign currency holdings with a cost
   of $478,976) .........................................................           932,559
Receivables:
   Securities sold ......................................................           292,047
   Dividends ............................................................           213,504
   Interest (net of withholding tax of $183) ............................             1,439
Prepaid expenses ........................................................            54,052
                                                                              -------------
                  TOTAL ASSETS ..........................................        77,878,226
                                                                              -------------
LIABILITIES
Payable for securities purchased ........................................           379,279
Due to Investment Manager ...............................................            69,207
Due to Administrator ....................................................            13,843
Accrued expenses ........................................................           259,079
Deferred foreign withholding taxes payable ..............................            72,024
                                                                              -------------
                  TOTAL LIABILITIES .....................................           793,432
                                                                              -------------
                  NET ASSETS ............................................     $  77,084,794
                                                                              =============

                  NET ASSET VALUE PER SHARE
                  ($77,084,794/10,630,451 ISSUED AND OUTSTANDING) .......     $        7.25
                                                                              =============
NET ASSETS CONSIST OF:
Capital stock, $0.001 par value; 20,514,984 shares issued
   (100,000,000 shares authorized) ......................................     $      20,515
Paid-in capital .........................................................       285,335,820
Cost of 9,884,533 shares repurchased ....................................       (80,881,084)
Accumulated net investment income .......................................           235,812
Accumulated net realized loss on investments ............................      (119,935,494)
Net unrealized depreciation in value of investments and on translation of other assets and liabilities denominated in foreign currencies
   (net of deferred foreign withholding taxes of $72,024) ...............        (7,690,775)
                                                                              -------------
                                                                              $  77,084,794
                                                                              =============

See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.


                                                                                     FOR THE SIX
STATEMENT OF OPERATIONS                                                             MONTHS ENDED
                                                                                  APRIL 30, 2003
                                                                                     (UNAUDITED)
INVESTMENT INCOME
Dividends (Net of taxes withheld of $114,532) ..................................      $ 1,211,314
                                                                                      -----------
                  TOTAL INVESTMENT INCOME ......................................        1,211,314
                                                                                      -----------
EXPENSES
Management fees ...............................................     $471,793
Legal fees ....................................................      160,819
Administration fees ...........................................       94,359
Custodian fees and transfer agent fees ........................       91,202
Audit and tax fees ............................................       50,300
Insurance .....................................................       29,005
Printing ......................................................       20,838
NYSE fees .....................................................       15,911
Directors' fees ...............................................       15,407
ICI fees ......................................................        2,516
Interest expense ..............................................        1,357
Miscellaneous .................................................       21,995
                                                                    --------
                  TOTAL EXPENSES ...............................................          975,502
                                                                                      -----------
                  NET INVESTMENT INCOME ........................................          235,812
                                                                                      -----------
NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS) ON  INVESTMENTS,
FOREIGN  CURRENCY HOLDINGS AND TRANSLATION OF OTHER ASSETS
AND LIABILITIES  DENOMINATED IN FOREIGN CURRENCIES:
Net realized loss from:
   Security transactions (net of capital gains tax of $5,899) ..................       (6,733,956)
   Foreign currency related transactions .......................................          (65,911)
                                                                                      -----------
                                                                                       (6,799,867)
Net change in unrealized  appreciation in value of investments, foreign currency holdings and  translation  of other  assets and  liabilities  denominated  in foreign  currencies (net of change in deferred foreign  withholding  taxes of
   $25,969) ....................................................................        1,134,070
                                                                                      -----------
Net realized and unrealized loss on investments, foreign  currency  holdings and translation of other assets and liabilities denominated in foreign
   currencies ..................................................................       (5,665,797)
                                                                                      -----------
Net decrease in net assets resulting from operations ...........................      $(5,429,985)
                                                                                      ===========


See accompanying notes to financial statements.

                                                      THE ASIA TIGERS FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                         FOR THE SIX
                                                                        MONTHS ENDED      FOR THE YEAR
                                                                        APRIL 30, 2003        ENDED
                                                                         (UNAUDITED)     OCTOBER 31, 2002
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ..............................................     $    235,812      $     88,201
Net realized loss on investments and foreign currency
   related transactions ............................................       (6,799,867)       (1,352,717)
Net change in unrealized appreciation in value of investments, foreign currency holdings and translation of other assets and
   liabilities denominated in foreign currencies ...................        1,134,070        21,336,172
                                                                         ------------      ------------
Net increase (decrease) in net assets resulting from operations ....       (5,429,985)       20,071,656
                                                                         ------------      ------------
CAPITAL SHARE TRANSACTIONS
Shares  repurchased  under  Tender  Offer (4,860,746 shares)
   in October  2002, including expenses of $8,108 and $159,344,
   respectively ....................................................           (8,108)      (42,447,837)
Shares repurchased under Repurchase Offer (2,493,563 shares and
   1,458,224 shares, respectively) (net of repurchase fees of
   $366,160 and $222,817, respectively) including expenses of
   $91,291 and $137,114, respectively ..............................      (17,915,020)      (11,055,126)
Shares repurchased under Share Repurchase Plan (32,800 shares) .....               --          (243,041)
                                                                         ------------      ------------
Net decrease in net assets resulting from capital share transactions      (17,923,128)      (53,746,004)
                                                                         ------------      ------------
Total decrease in net assets .......................................      (23,353,113)      (33,674,348)

NET ASSETS
Beginning of period ................................................      100,437,907       134,112,255
                                                                         ------------      ------------
End of period (Including Net Investment Income of $235,812 at
   April 30, 2003) .................................................     $ 77,084,794      $100,437,907
                                                                         ============      ============

See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                              FOR THE SIX  FOR THE YEAR  FOR THE YEAR  FOR THE YEAR  FOR THE YEAR   FOR THE YEAR
                                             MONTHS ENDED      ENDED         ENDED        ENDED         ENDED           ENDED
                                            APRIL 30, 2003  OCTOBER 31,   OCTOBER 31,  OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                              (UNAUDITED)       2002          2001        2000           1999            1998
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .........   $7.65         $6.89         $9.55       $11.02        $ 7.55          $9.68
                                                 -----         -----         -----       ------        ------          -----
Net investment income ........................    0.02          0.01 3        0.03         0.32          0.04           0.08
Net realized and unrealized gains
   (losses) on investments,  foreign
   currency holdings, and translation
   of other assets and liabilities
   denominated in foreign currencies .........   (0.44) 2       0.60 2       (2.42) 2     (1.86) 2       3.44 2        (2.21)
                                                 -----         -----         -----       ------        ------          -----
Net increase (decrease) from
   investment operations .....................   (0.42)         0.61         (2.39)       (1.54)         3.48          (2.13)
                                                 -----         -----         -----       ------        ------          -----
Less Distributions:
   Dividends from net investment
     income ..................................      --            --         (0.29)       (0.07)        (0.01)            --
                                                 -----         -----         -----       ------        ------          -----
Total dividends and distributions ............      --            --         (0.29)       (0.07)        (0.01)            --
                                                 -----         -----         -----       ------        ------          -----
Capital share transactions
   Anti-dilutive effect of Tender Offer ......      --          0.14            --           --            --             --
   Anti-dilutive effect of Repurchase Offer ..    0.02          0.01            --           --            --             --
   Anti-dilutive effect of
     Share Repurchase Program ................      --            -- 4        0.02         0.14            --             --
                                                 -----         -----         -----       ------        ------          -----
Total capital share transactions .............    0.02          0.15          0.02         0.14            --             --
                                                 -----         -----         -----       ------        ------          -----
Net asset value, end of period ...............   $7.25         $7.65         $6.89       $ 9.55        $11.02          $7.55
                                                 =====         =====         =====       ======        ======          =====
Per share market value, end of period ........   $6.21         $6.77         $5.79       $ 7.13        $ 8.63          $6.13
TOTAL INVESTMENT RETURN BASED
   ON MARKET VALUE 1 .........................   (8.27)%       16.93%       (15.62)%     (16.82)%       41.03%        (22.83)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s) .......... $77,085      $100,438      $134,112     $188,204      $226,077       $154,946
Ratios of expenses to average net assets .....    2.07% 5       1.78%         1.58%        1.69%         1.70%          1.74%
Ratios of net investment income to
   average net assets ........................    0.50% 5       0.06%         0.31%        2.50%         0.43%          0.99%
Portfolio turnover ...........................   14.34%        41.32%        28.98%       31.42%        92.44%         93.47%


See page 17 for footnotes.

                                                      THE ASIA TIGERS FUND, INC.

FINANCIAL HIGHLIGHTS (CONCLUDED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


1 Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges.
2 Net of foreign withholding taxes of less than $0.01, less than $0.01, $0.06, $0.03 and $0.06 per share for the six months ended April 30, 2003 and for the years ended October 31, 2002, October 31, 2001, October 31, 2000 and October 31,1999, respectively.
3  Based on average shares outstanding throughout the period.
4  Less than $0.01 per share.
5  Annualized.


See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.

                                                                  APRIL 30, 2003
NOTES TO FINANCIAL STATEMENTS                                        (UNAUDITED)


NOTE A: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Asia Tigers Fund, Inc. (the "Fund") was incorporated in Maryland on September 23, 1993 and commenced operations on November 29, 1993. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SIGNIFICANT ACCOUNTING POLICIES ARE AS FOLLOWS:

PORTFOLIO VALUATION. Investments are stated at value in the accompanying financial statements. In valuing the Fund's assets, all securities for which market quotations are readily available are generally valued:

      (i) at the last sale price prior to the time of determination if there was a sale on the date of determination,
      (ii) at the mean between the last current bid and asked prices if there was no sales price on such date and bid and asked quotations are available, and
      (iii) at the bid price if there was no sales price on such date and only bid quotations are available.

Securities for which sales prices and bid and asked quotations are not available on the date of determination may be valued at the most recently available prices or quotations under policies adopted by the Board of Directors. Investments in short-term debt securities having a maturity of 60 days or less are valued at amortized cost which approximates market value. All other securities and assets are carried at fair value as determined in good faith by, or under the direction of, the Board of Directors.

The net asset value per share of the Fund is calculated weekly and at the end of each month.

OPTIONS. The Fund may purchase or write put or call options on securities for the purpose of enhancing returns or hedging against changes in the market value of the underlying securities or foreign currencies. The Fund receives or pays a premium and the option is subsequently marked to market to reflect the current value of the option. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. The options for which market quotations are readily available are generally valued:

      (i)   at the closing price,
      (ii) at the mean between the last current bid and asked prices if there was no closing price on such date and bid and asked quotations are available, and
      (iii) at the asked price if there was no closing price on such date and only asked quotations are available for written options or at the bid price for purchased options.

                                                      THE ASIA TIGERS FUND, INC.

                                                                  APRIL 30, 2003
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)

Gains and losses on written options are reported separately in the Statement of Operations. Written options are reported as a liability on the Statement of Assets & Liabilities. Purchased options are included in the Fund's Schedule of Investments.

The risk associated with purchasing put and call options is limited to the premium paid. The risk associated with written options is that the change in value of the option contract may not correspond to the change in value of the hedged instrument. Such risks may exceed amounts reflected on the Statement of Assets and Liabilities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date or when known. The collectibility of income receivable from foreign securities is evaluated periodically, and any resulting allowances for uncollectible amounts are reflected currently in the determination of investment income.

TAX STATUS. No provision is made for U.S. Federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all Federal income and excise taxes.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

At October 31, 2002, the components of net assets (excluding paid in capital) on a tax basis were as follows:


Book basis capital loss carryover ...................        $(113,135,627)
Plus/Less: Cumulative Timing Differences - Wash Sales              564,847
                                                             -------------
Tax Basis Accumulated capital loss ..................                           $(112,570,780)
                                                                                -------------

Book unrealized foreign exchange loss ...............                                    (382)
                                                                                -------------

Book unrealized appreciation on foreign currencies ..                                   7,656
                                                                                -------------
Book basis unrealized depreciation ..................           (8,786,064)
Plus/Less: Cumulative Timing Differences - Wash Sales             (564,847)
                                                             -------------
Tax Basis unrealized depreciation ...................                              (9,350,911)
Deferred foreign withholding tax ....................                                 (46,055)
                                                                                -------------
Net assets (excluding paid in capital) ..............                           $(121,960,472)
                                                                                =============

THE ASIA TIGERS FUND, INC.

                                                                  APRIL 30, 2003
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)


The differences between book and tax basis unrealized appreciation is primarily attributable to wash sales and deferred foreign withholding tax.


Net Asset Value ...............................................   $ 100,437,907
Paid in Capital ...............................................    (222,398,379)
                                                                  -------------
Net assets (excluding paid in capital) ........................   $(121,960,472)
                                                                  =============


At October 31, 2002, the Fund had a net capital loss carryover of $112,570,780, which is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. Of the aggregate capital losses, $7,999,610 will expire in the year 2003, $1,846,888 will expire in the year 2004, $90,932,813 will expire in the year 2006, $8,437,899 will expire in the year 2009 and $3,353,570 will expire in 2010. To the extent that capital gains are so offset, such gains will not be distributed.

Dividend and interest income from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes. In addition, the Fund may be subject to capital gains tax in certain countries in which it invests and records the capital gains tax when it is paid to the applicable governmental authority. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties with some of these countries. For dividend and income withholding taxes, the Fund accrues such taxes when the related income is earned.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) value of investment securities, assets and liabilities at the current rates of exchange on the valuation date; and
      (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not generally isolate the effect of fluctuations in foreign currency rates from the effect of fluctuations in the market prices of equity securities. The Fund reports certain realized gains and losses on foreign currency related transactions as components of realized gains and losses for financial reporting purposes, whereas such gains and losses are included in or are a reduction of ordinary income for Federal income tax purposes.

Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in foreign exchange. Foreign security and currency transactions involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibilities of

                                                      THE ASIA TIGERS FUND, INC.

                                                                  APRIL 30, 2003
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)

political or economic instability, the fact that foreign securities markets may be smaller and less developed, and the fact that securities, tax and corporate laws may have only recently developed or are in developing stages, and laws may not exist to cover all contingencies or to protect investors adequately.

DISTRIBUTION OF INCOME AND GAINS. The Fund intends to distribute annually to shareholders substantially all of its net investment income, including foreign currency gains, and to distribute annually any net realized capital gains in excess of net realized capital losses (including any capital loss carryovers). An additional distribution may be made to the extent necessary to avoid payment of a 4% federal excise tax.

Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

During the year ended October 31, 2002, the Fund reclassified $310,094 from accumulated net realized loss on investments to undistributed net investment loss as a result of permanent book and tax differences primarily relating to net realized foreign currency losses and capital gains tax and reclassed $221,893 from undistributed net investment loss to paid in capital as a result of net investment losses. Net investment income and net assets were not affected by the reclassification.

NOTE B: MANAGEMENT, INVESTMENT ADVISORY, AND ADMINISTRATIVE SERVICES

Advantage Advisers, Inc. ("Advantage") serves as the Fund's Investment Manager under the terms of a management agreement (the "Management Agreement"). Pursuant to the Management Agreement, the Investment Manager manages the Fund's investment portfolio. For its services, the Investment Manager receives monthly fees at an annual rate of 1.00% of the Fund's average weekly net assets. For the six months ended April 30, 2003, these fees amounted to $471,793.

THE ASIA TIGERS FUND, INC.

                                                                  APRIL 30, 2003
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)

CIBC World Markets Corp., an indirect wholly-owned subsidiary of Canadian Imperial Bank of Commerce, served as the Fund's administrator (the "Administrator") during the period covered by this report. The Administrator provides certain administrative services to the Fund. For its services, the Administrator receives a monthly fee at an annual rate of 0.20% of the value of the Fund's average weekly net assets. For the six months ended April 30, 2003, these fees amounted to $94,359. At April 30, 2003, CIBC WM owned 3,567 shares of the Fund's common stock.

The Fund pays each of its directors who is not a director, officer or employee of the Investment Manager, the Administrator or any affiliate thereof an annual fee of $5,000 plus up to $700 for each Board of Directors meeting attended. In addition, the Fund reimburses the directors for travel and out-of-pocket expenses incurred in connection with Board of Directors meetings. See Note H.

NOTE C: WRITTEN CALL OPTION ACTIVITY

Written call option activity for the year ended October 31, 2002 aggregated the following:


                                               DR. REDDY'S LABORATORIES LIMITED OPTIONS
                                               ----------------------------------------
                                                  # OF                        AMOUNT
                                                 OPTIONS                    OF PREMIUMS
                                                 -------                    -----------
Options outstanding at October 31, 2001             --                        $     --
Options written                                    168                          11,376
Options expired                                   (168)                        (11,376)
Options exercised                                   --                              --
                                                  ----                        --------
Options outstanding at October 31, 2002             --                        $     --
                                                  ====                        ========


NOTE D: PORTFOLIO ACTIVITY

Purchases and sales of securities other than short-term obligations aggregated $12,977,369 and $29,715,354, respectively, for the six months ended April 30, 2003.

NOTE E: CAPITAL STOCK

During the year ended October 31, 2002, the Fund purchased 32,800 shares of capital stock on the open market at a total cost of $243,041. The weighted average discount of these purchases, comparing the purchase price to the net asset value at the time of purchase, was 12.01%. These shares were purchased pursuant to the Fund's Stock Repurchase Plan previously approved by the Fund's Board of Directors authorizing the Fund to purchase up to 2,000,000 shares of its capital stock.

                                                      THE ASIA TIGERS FUND, INC.

                                                                  APRIL 30, 2003
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)

At a meeting of the Board of Directors held on November 7, 2001, the Board of Directors approved a tender offer. Pursuant to the tender offer, the Fund offered to purchase up to 25% of the Fund's outstanding shares of common stock for cash at a price equal to 95% of the Fund's net asset value per share as of the closing date. The tender offer commenced on February 15, 2002 and expired on March 15, 2002. In connection with the tender offer, the Fund purchased 4,860,746 shares of capital stock at a total cost of $42,447,837, including expenses of $167,452.

In January 2002, the Board of Directors approved, subject to stockholder approval, a fundamental policy whereby the Fund would adopt an "interval fund" structure pursuant to Rule 23c-3 under the Investment Company Act of 1940. Stockholders of the Fund subsequently approved the policy at the Special Meeting of Stockholders held on April 26, 2002. As an interval fund, the Fund will make quarterly repurchase offers at net asset value (less a 2% repurchase fee) to all Fund stockholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund's Board of Directors shortly before the commencement of each quarterly offer, and will be between 5% and 25% of the Fund's then outstanding shares. See Note F below for details regarding the quarterly repurchase offers.

NOTE F: QUARTERLY REPURCHASE OFFERS

During the year ended October 31, 2002, the Fund completed one quarterly repurchase offer. On September 20, 2002, the Fund offered to repurchase up to 10% of its issued and outstanding shares of common stock. The repurchase offer expired on October 11, 2002, and the shares were repurchased at the Net Asset Value ("NAV") at the close of regular trading on the New York Stock Exchange on October 25, 2002, less a repurchase fee of 2% of the NAV per share. 10,091,392.3292 shares were validly tendered and not withdrawn prior to the expiration of the Fund's repurchase offer. The final pro-ration calculations resulted in 19,567.5847 odd lot shares and 1,438,656 non-odd lot shares validly tendered. Under final pro-ration, 14.28393% of the non-odd lot shares tendered were accepted for payment. The shares accepted for tender (1,458,224 shares representing 10%) received cash at a repurchase offer price of $7.4872, which was equal to the Fund's net asset value of $7.64 as of October 25, 2002, less a repurchase fee of $0.1528 per share, for a total cost to the Fund of $11,055,126, net of the repurchase fee of $222,817, and including expenses of $137,114.

During the six months ended April 30, 2003, the Fund completed two quarterly repurchase offers. On December 20, 2002, the Fund offered to repurchase up to 10% of its issued and outstanding shares of common stock. The repurchase offer expired on January 17, 2003, and the shares were repurchased at the NAV at the close of regular trading on the New York Stock Exchange on January 31, 2003, less a repurchase fee of 2% of the NAV per share. 8,616,672.8056 shares were validly tendered and not withdrawn prior to the expiration of the Fund's repurchase offer. The final pro-ration calculations

THE ASIA TIGERS FUND, INC.

                                                                  APRIL 30, 2003
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)

resulted in 82,446.8942 odd lot shares and 1,229,955 non-odd lot shares validly tendered. Under final pro-ration, 14.41204% of the non-odd lot shares tendered were accepted for payment. The shares accepted for tender (1,312,402 shares representing 10%) received cash at a repurchase offer price of $7.497, which is equal to the Fund's net asset value per share of $7.65 as of January 31, 2003, less a repurchase fee of $0.153 per share, for a total cost to the Fund of $9,914,921, net of the repurchase fee of $200,797, and including expenses of $75,843.

During the second repurchase offer on March 14, 2003, the Fund offered to repurchase up to 10% of its issued and outstanding shares of common stock. The repurchase offer expired on April 11, 2003, and the shares were repurchased at the NAV at the close of regular trading on the New York Stock Exchange on April 25, 2003, less a repurchase fee of 2% of the NAV per share. 7,549,181.0853 shares were validly tendered and not withdrawn prior to the expiration of the Fund's repurchase offer. The final pro-ration calculations resulted in 70,758.5097 odd lot shares and 7,478,423 non-odd lot shares validly tendered. Under final pro-ration, 14.8481% of the non-odd lot shares tendered were accepted for payment. The shares accepted for tender (1,181,161.50 shares representing 10%) received cash at a repurchase offer price of $6.76, which was equal to the Fund's net asset value of $6.90 as of April 25, 2003, less a repurchase fee of $0.14 per share, for a total cost to the Fund of $8,000,099, net of the repurchase fee of $165,363, and including expenses of $15,448.

NOTE G: OTHER

At April 30, 2003, substantially all of the Fund's assets were invested in Asian securities. The Asian securities markets are substantially smaller, less developed, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisitions and dispositions of Asian securities involve special risks and considerations not present with respect to U.S. securities.

NOTE H: SUBSEQUENT EVENTS

On January 2, 2003, Fahnestock Viner Holdings Inc. ("Fahnestock"), its subsidiary, Fahnestock & Co. Inc. ("Fahnestock & Co."), CIBC World Markets Corp. ("CIBC WM") and Canadian Imperial Bank of Commerce ("CIBC") entered into an agreement pursuant to which Fahnestock & Co. (or an affiliated company) would, subject to certain conditions, acquire the U.S. asset management business of CIBC WM (the "Transaction"), including its ownership in, and control of, Advantage Advisers, Inc., the investment manager (the "Investment Manager") to the Fund. Consummation of the Transaction would result in a change of control of the Investment Manager and, thus, as required by the Investment Company Act of 1940, as amended (the "1940 Act"), would result in automatic termination of the existing management agreement between the Fund and the Investment Manager. Consequently the Board of Directors of the Fund called a shareholder meeting on February 28, 2003 (the "Meeting") to approve a new management agreement with the Investment Manager. The new management agreement is substantially identical to the existing agreement.

                                                      THE ASIA TIGERS FUND, INC.

                                                                  APRIL 30, 2003
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                            (UNAUDITED)

At the Meeting, shareholders of the Fund voted to approve a new management agreement between the Fund and the Investment Manager.

The Transaction was completed onJune 4, 2003 and the new Management Agreement became effective on June 5, 2003. In addition, Fahnestock & Co. became the Fund's administrator on June 4, 2003, replacing CIBC WM.

Your Fund shares and the fees charged to the Fund will not change as a result of the Transaction. Fahnestock & Co. has advised the Board of Directors that it expects the current senior management team of the Investment Manager to continue following the Transaction. The Board has considered the potential impact of the Transaction on other aspects of the Fund's operations. In this regard, the Board believes that the operations of the Fund will be performed at the same level following the Transaction.

THE ASIA TIGERS FUND, INC.


RESULTS OF ANNUAL MEETING OF STOCKHOLDERS

ANNUAL MEETING

The Fund held its Annual Meeting of Stockholders on February 28, 2003. At the meeting, stockholders elected the nominee proposed for election to the Fund's Board of Directors and approved a new management agreement between Advantage Advisers, Inc. and the Fund. The following table provides information concerning the matters voted on at the meeting:

I.  ELECTION OF A DIRECTOR


                                                                    NON-VOTING
         NOMINEE                    VOTES FOR    VOTES WITHHELD       SHARES       TOTAL VOTING SHARES
         -------                    ---------    --------------     ----------     -------------------
         Jeswald W. Salacuse        7,792,579        197,942         5,133,493          13,124,014


At April 30, 2003, in addition to Jeswald W. Salacuse, the other directors of the Fund were as follows:

         Charles F. Barber*
         Leslie H. Gelb
         Luis F. Rubio
         Howard M. Singer*

II. APPROVAL OF A NEW MANAGEMENT AGREEMENT BETWEEN ADVANTAGE ADVISERS, INC. AND THE FUND DUE TO THE PROPOSED ACQUISITION OF ADVANTAGE ADVISERS, INC. BY FAHNESTOCK & CO.


                                                                NON-VOTING
         VOTES FOR        VOTES AGAINST    VOTES ABSTAINED        SHARES         TOTAL VOTING SHARES
         ---------        -------------    ---------------      ----------       -------------------
         7,692,234           262,859            35,428            5,133,493           13,124,014




* Resigned as Director of the Fund effective May 8, 2003. Bryan McKigney was appointed Chairman, President and Director of the Fund as of May 8, 2003.

                                                      THE ASIA TIGERS FUND, INC.

DIVIDENDS AND DISTRIBUTIONS

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The Fund intends to distribute annually to shareholders substantially all of its net investment income, and to distribute any net realized capital gains at least annually. Net investment income for this purpose is income other than net realized long- and short-term capital gains net of expenses.

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), shareholders whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by the Plan Agent in the Fund shares pursuant to the Plan, unless such shareholders elect to receive distributions in cash. Shareholders who elect to receive distributions in cash will receive all distributions in cash paid by check in dollars mailed directly to the shareholder by PNC Bank, National Association, as dividend paying agent. In the case of shareholders such as banks, brokers or nominees that hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholders as representing the total amount registered in such shareholders' names and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. If the directors of the Fund declare an income dividend or a capital gains distribution payable either in the Fund's Common Stock or in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive Common Stock, to be issued by the Fund or purchased by the Plan Agent in the open market, as provided below. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants at net asset value; provided, however, that if the net asset value is less than 95% of the market price on the valuation date, then such shares will be issued at 95% of the market price. The valuation date will be the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next preceding trading day. If net asset value exceeds the market price of Fund shares at such time, or if the Fund should declare an income dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts on, or shortly after, the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of a Fund share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full

THE ASIA TIGERS FUND, INC.

dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will receive the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.

Participants have the option of making additional cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in the Fund's Common Stock. The Plan Agent will use all such funds received from participants to purchase Fund shares in the open market on or about February 15.

Any voluntary cash payment received more than 30 days prior to this date will be returned by the Plan Agent, and interest will not be paid on any uninvested cash payment. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent's fees for the reinvestment of dividends and capital gains distributions and voluntary cash payments will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and capital gains distributions and voluntary cash payments made by the participant. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, because the Plan Agent will be purchasing stock for all participants in blocks and prorating the lower commission thus attainable.

The receipt of dividends and distributions under the Plan will not relieve participants of any income tax that may be payable on such dividends or distributions.

                                                      THE ASIA TIGERS FUND, INC.

DIVIDENDS AND DISTRIBUTIONS (CONCLUDED)

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to members of the Plan at least 30 days before the record date for such dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent, but (except when necessary or appropriate to comply with applicable law, rules or policies of a regulatory authority) only by at least 30 days' written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent at 301 Bellevue Parkway, Wilmington, Delaware, 19809.

                                PRIVACY POLICY OF
                            ADVANTAGE ADVISERS, INC.
                           THE ASIA TIGERS FUND, INC.
                              THE INDIA FUND, INC.

--------------------------------------------------------------------------------
YOUR PRIVACY IS PROTECTED

An important part of our commitment to you is our respect for your right to privacy. Protecting all the information we are either required to gather or which accumulates in the course of doing business with you is a cornerstone of our relationship with you. While the range of products and services we offer continues to expand, and the technology we use continues to change, our commitment to maintaining standards and procedures with respect to security remains constant.

COLLECTION OF INFORMATION

The primary reason that we collect and maintain information is to more effectively administer our customer relationship with you. It allows us to identify, improve and develop products and services that we believe could be of benefit. It also permits us to provide efficient, accurate and responsive service, to help protect you from unauthorized use of your information and to comply with regulatory and other legal requirements. These include those related to institutional risk control and the resolution of disputes or inquiries.

Various sources are used to collect information about you, including (i) information you provide to us at the time you establish a relationship, (ii) information provided in applications, forms or instruction letters completed by you, (iii) information about your transactions with us or our affiliated companies, and/or (iv) information we receive through an outside source, such as a bank or credit bureau. In order to maintain the integrity of client information, we have procedures in place to update such information, as well as to delete it when appropriate. We encourage you to communicate such changes whenever necessary.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic, personal information (such as your name, address or tax identification number) about our clients or former clients to anyone, except as permitted or required by law. We maintain physical, electronic and procedural safeguards to protect such information, and limit access to such information to those employees who require it in order to provide products or services to you.

The law permits us to share client information with companies that are affiliated with us which provide financial, credit, insurance, trust, legal, accounting and administrative services to us or our clients. This allows us to enhance our relationship with you by providing a broader range of products to better meet your needs and to protect the assets you may hold with us by preserving the safety and soundness of our firm.

                                PRIVACY POLICY OF
                            ADVANTAGE ADVISERS, INC.
                           THE ASIA TIGERS FUND, INC.
                              THE INDIA FUND, INC.

--------------------------------------------------------------------------------
Finally, we are also permitted to disclose nonpublic, personal information to unaffiliated outside parties who assist us with processing, marketing or servicing a financial product, transaction or service requested by you, administering benefits or claims relating to such a transaction, product or service, and/or providing confirmations, statements, valuations or other records or information produced on our behalf.

It may be necessary, under anti-money laundering or other laws, to disclose information about you in order to accept your subscription. Information about you may also be released if you so direct, or if we or an affiliate are compelled to do so by law, or in connection with any government or self-regulatory organization request or investigation.

We are committed to upholding this Privacy Policy. We will notify you on an annual basis of our policies and practices in this regard and at any time that there is a material change that would require your consent.





May 2003

THE ASIA TIGERS FUND, INC.


INVESTMENT MANAGER:
Advantage Advisers, Inc., a subsidiary of CIBC World Markets Corp.


ADMINISTRATOR:
CIBC World Markets Corp.


SUB-ADMINISTRATOR:
PFPC Inc.


TRANSFER AGENT:
PFPC Inc.


CUSTODIAN:
Deutsche Bank
Trust Company Americas




                            The Asia Tigers Fund, Inc.




                                Semiannual Report
                                 April 30, 2003






                            ADVANTAGE ADVISERS, INC.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures as of the date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

(a)(1)   Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ASIA TIGERS FUND, INC.
             -------------------------------------------------------------------

By (Signature and Title)*  /S/ BRYAN MCKIGNEY
                           -----------------------------------------------------
                           Bryan McKigney, President
                           (principal executive officer)

Date                       June 19, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ BRYAN MCKIGNEY
                           -----------------------------------------------------
                           Bryan McKigney, President
                           (principal executive officer)

Date                       June 19, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ ALAN KAYE
                           -----------------------------------------------------
                           Alan Kaye, Treasurer
                           (principal financial officer)

Date                       June 19, 2003
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.